UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21225
Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund
(Formerly, Eaton Vance Insured Massachusetts Municipal Bond Fund)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Bond Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.0%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.3%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$582,825
600	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	694,146

		$1,276,971

Hospital — 5.0%
$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$777,736
55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	56,541
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370,788

		$1,205,065

Insured-Electric Utilities — 4.7%
$1,095	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,135,822

		$1,135,822

Insured-Escrowed/Prerefunded — 6.0%
$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,463,775

		$1,463,775

Insured-General Obligations — 18.7%
$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,276,200
965	Milford, (AGM), 4.25%, 12/15/46	923,061
1,000	Revere, (AGC), 5.00%, 4/1/39	1,025,240
300	Tewksbury, (AGM), 4.625%, 3/15/27	319,359

		$4,543,860

Insured-Lease Revenue/Certificates of Participation — 12.2%
$1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	$1,018,830
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	747,419
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,201,490

		$2,967,739

Insured-Other Revenue — 7.8%
$595	Massachusetts Development Finance Agency, (100 Cambridge Street Redevelopment), (NPFG), 5.125%, 2/1/34	$580,107
1,315	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	1,315,000

		$1,895,107

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Private Education — 26.0%
$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,285,400
1,150	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	1,172,344
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,229,213
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	856,035
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	762,975
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	1,009,960

		$6,315,927

Insured-Public Education — 19.6%
$260	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/33	$268,752
320	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/38	328,534
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	774,396
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	1,008,460
1,250	Massachusetts Health and Educational Facilities Authority, (Worcester City Campus Corp.), (FGIC), (NPFG), 4.75%, 10/1/36	1,211,262
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,153,232

		$4,744,636

Insured-Special Tax Revenue — 24.3%
$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,241,415
305	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	277,654
400	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	483,788
750	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	861,795
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	2,090,740
6,200	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	355,818
1,725	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	206,293
2,095	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	234,074
1,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	137,442

		$5,889,019

Insured-Transportation — 7.5%
$1,525	Massachusetts Turnpike Authority, (NPFG), 0.00%, 1/1/28	$523,426
1,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,286,259

		$1,809,685

Insured-Water Revenue — 11.5%
$1,075	Massachusetts Water Resources Authority, (AGM), 5.00%, 8/1/32	$1,099,639
560	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	628,466
1,125	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	1,057,815

		$2,785,920

2

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 11.9%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$755,940
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,120,400

		$2,876,340

Senior Living/Life Care — 2.5%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$595,762

		$595,762

Total Tax-Exempt Investments — 163.0% (identified cost $38,951,074)		$39,505,628

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.0)%		$(13,575,747)

Other Assets, Less Liabilities — (7.0)%		$(1,694,991)

Net Assets Applicable to Common Shares — 100.0%		$24,234,890

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. In addition, 10.2% of the Fund’s total investments at December 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 84.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 38.0% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$525,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$40,879
Merrill Lynch Capital Services, Inc.	862,500	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	41,974

					$82,853

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $82,853.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,425,136

Gross unrealized appreciation	$1,673,118
Gross unrealized depreciation	(1,052,626)

Net unrealized appreciation	$620,492

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$39,505,628	$—	$39,505,628

Total Investments	$—	$39,505,628	$—	$39,505,628

Interest Rate Swaps	$—	$82,853	$—	$82,853

Total	$—	$39,588,481	$—	$39,588,481

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured Massachusetts Municipal Bond Fund.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010